Exhibit 99.1

Capital One Auto Finance Trust

Automobile Receivable - Backed Notes

Series 2006-B

MONTHLY DISTRIBUTION REPORT

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of the registrant and Capital One Auto Finance 2006-B as Co-Registrant, filed with the Securities and Exchange
Commission (the Commission) on 8/8/2006

		Payment Date:	12/15/2006
Servicer:	Capital One Auto Finance, Inc.	Prior Payment/Close Date:	11/15/2006
Seller:	Capital One Auto Receivables, LLC	Monthly Period Beginning:	11/01/2006
Depositor:	Capital One Auto Receivables, LLC	Monthly Period Ending:	11/30/2006
Indenture Trustee:	The Bank of New York	Record Date:	12/14/2006
Owner Trustee:	Wilmington Trust Company	Coupon Accrual Begin Date:	11/15/2006
Note Insurer:	MBIA	Coupon Accrual End Date:	12/14/2006
Administrator:	Capital One Auto Finance, Inc.	Days of Interest for Period:	30
Custodian:	Capital One Auto Finance, Inc.	Days in Collection Period:	30
Guarantor:	Capital One Financial Corporation	Months Seasoned:	4
Swap C/Party:	Deutsche Bank AG, New York Branch	LIBOR (One Month):	5.320000%

Class	Original Note Balance	Opening Balance	Principal Payment	Accelerated Principal	Optional Principal	Closing Balance	Days	Day Basis	Interest Rate	Calculated Interest	Interest Paid
			Per $1,000	Per $1,000	Per $1,000	Note Pool Factor				Per $1,000	Per $1,000
A1	$444,000,000	$220,333,748.94	$86,599,872.50	$0.00	$0.00	$133,733,876.44	30	Actual/360	5.47963%	$1,006,122.85	$1,006,122.85
			195.04			0.3012				2.27	2.27

A2	$502,000,000	$502,000,000.00	$0.00	$0.00	$0.00	$502,000,000.00	30	30/360	5.53000%	$2,313,383.33	$2,313,383.33
						1.0000				4.61	4.61

A3A	$442,500,000	$442,500,000.00	$0.00	$0.00	$0.00	$442,500,000.00	30	30/360	5.45000%	$2,009,687.50	$2,009,687.50
						1.0000				4.54	4.54

A3B	$442,500,000	$442,500,000.00	$0.00	$0.00	$0.00	$442,500,000.00	30	Actual/360	LIBOR + 0.00000%	$1,961,750.00	$1,961,750.00
						1.0000				4.43	4.43

A4	$669,000,000	$669,000,000.00	$0.00	$0.00	$0.00	$669,000,000.00	30	Actual/360	LIBOR + 0.01500%	$2,974,262.50	$2,974,262.50
						1.0000				4.45	4.45

TOTAL	$2,500,000,000	$2,276,333,748.94	$86,599,872.50	$0.00	$0.00	$2,189,733,876.44				$10,265,206.18	$10,265,206.18
			34.64			0.8759					4.11

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
Scheduled and Prepayment Principal Cash Received	65,170,320.88
Liquidation Proceeds Collected During Period	2,529,562.74
Receivables Repurchase Amounts	4,339,798.42
Interest Collected on Receivables	28,886,747.43
Swap Termination Account	0.00
Return of Excess Deposit - Prefunding Account	0.00
Advances from the Reserve Fund	0.00
Release from Reserve Fund Account	0.00
Investment Earnings on Trust Accounts
Collection Account	357,569.14
Transfer from Reserve Fund	167,876.62
Transfer from Pre-Funding Account	0.00
Net Swap Receipts	0.00
Optional Note Redemption Prepayment Amount	0.00

Total Available Funds		101,451,875.23

Distributions:
Trustee Fees	0.00
Servicing Fees	4,191,157.05
Net Swap Payments	111,097.50
Class A Noteholders’ Accrued Note Interest	10,265,206.18
Shortfall - Class A Noteholders’ Accrued Note Interest	0.00
Note Insurer Premium and Reimbursement Obligations due Note Insurer	284,542.00
First Allocation of Principal	0.00
Accrued and Unpaid Premium and Reimbursement Obligations, due Note Insurer	0.00
Second Allocation of Principal	86,599,872.50
Deposit/(Release) to/from Reserve Account, to Required Level	0.00
Swap Termination Payments	0.00
Other Amounts Due to the Trustee	0.00
Optional Note Redemption Amount / EOD Prin Pay	0.00
Distribution to the Equity Certificate Holder	0.00

Total Distributions		101,451,875.23

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

Beginning of Period Aggregate Principal Balance		2,514,694,230.56
Purchase of Subsequent Receivables		0.00
Monthly Principal Amounts
Regular Principal Received	33,726,801.00
Prepaid Principal Received	31,443,519.88
Defaulted Receivables	7,527,480.94
Principal Portion of Repurchased Receivables	4,295,844.54
Cram Down Losses and other non-cash adjustments	(4,235.33)
Total Monthly Principal Amounts		76,989,411.03
End of Period Aggregate Receivables Balance		2,437,704,819.53
Pool Factor (End of Period Aggregate Receivables Balance / Original Pool Balance)		0.904388

RECONCILIATION OF PRE-FUNDING ACCOUNT:

Beginning of Period Pre-Funding Account Balance		0.00
Purchase of Subsequent Receivables	0.00
Investment Earnings	0.00
Investment Earning Transfer to Collection Account	0.00
Payment of Mandatory Prepayment Amount	0.00
End of Period Pre-Funding Account Balance		0.00

RECONCILIATION OF RESERVE ACCOUNT:

Beginning of Period Reserve Account balance		40,431,280.41
Deposits to Reserve Account - Subsequent Fundings		0.00
Subtotal		40,431,280.41
Reserve Account Requirement	40,431,280.41
Reserve Acount Shortfall / (Excess)	0.00
Deposit to Reserve Fund, to Required Level		0.00
Release from Reserve Account		0.00
End of Period Reserve Account Balance		40,431,280.41
Change in Reserve Account Balance from Prior Period		0.00
EOP Shortfall		0.00

PREFUNDED LOANS:

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance

Initial Purchase	127,634	07/27/2006	08/04/2006	$2,156,334,278.33

Subsequent Purchase #1	29,614	9/26/2006		$539,084,415.35

Subsequent Purchase #2	0			$0.00

Subsequent Purchase #3	0			$0.00

Total	157,248			$2,695,418,693.68

ASSET PERFORMANCE:

Monthly Period And Cumulative number of Receivables Calculation:

	Cumulative	Current
Beginning Number of Receivables	127,634	150,668
Number of Subsequent Receivables Purchased	29,614	0
Number of Receivables Defaulted During Period	573	410
Number of Receivables Becoming Purchased Receivables During Period	371	187
Number of Receivables Paid-Off During Period	8,600	2,367
Ending Number of Receivables	147,704	147,704

Statistical Data (Current and Historical):

		Total, Incl. Subseq.
	Initial	Additions	Prev. Month	Current
Weighted Average APR of the Receivables	14.29%	14.25%	14.28%	14.29%
Weighted Average Remaining Term	64.23	64.68	62.89	62.09
Weighted Average Original Term	67.43	67.56	67.43	67.43
Average Receivable Balance	16,895	17,141	16,690	16,504

Receivables with Scheduled Payment Delinquent

(excludes repossessed assets)

	Units	Dollars	Percentage
31-60 days	6,597	105,507,776	4.20%
61-90 days	1,723	28,109,252	1.12%
over 90 days	468	7,323,907	0.29%
Receivables Delinquent More than 60 Days at End of Period	2,191	35,433,158	1.41%

	Units	Dollars	Percentage
Total Repossessed Assets at End of Collection Period	730	11,627,384	0.46%

PERFORMANCE TESTS:

Delinquency Ratio:

Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	35,433,158.35
Beginning of Period Principal Balance	2,514,694,230.56
Delinquency Ratio		1.41%
Previous Monthly Period Delinquency Ratio		0.93%
Second Previous Monthly Period Delinquency Ratio		0.60%
3 Month Average Delinquency Ratio		0.98%

Compliance with Accelerated Reserve Fund Trigger? Three Month Average Delinquency Ratio for Period 4 < 7.00%?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Three Month Average Delinquency Ratio for Period 4 < 8.00%?	Yes

Cumulative Net Charge-off Rate:

Net Losses since the Initial Cut-off Date (Beginning of Period)		1,669,614.08
Receivables becoming Defaulted Receivables during period	7,527,480.94
Cram Down Losses and other non-cash adjustments occurring during period	(4,235.33)
Liquidation Proceeds collected during period	2,529,562.74
Net Losses during period	4,993,682.87
Net Losses since Initial Cut-off Date (End of Period)		6,663,296.95
Cumulative Net Loss Ratio (Net Losses since the Initial Cut-off Date) / (Original Aggregrate Principal Balance )		0.25%

Compliance with Accelerated Reserve Fund Trigger? Cumulative Net Loss Ratio for Period 4 < 4.00%?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Cumulative Net Loss Ratio for Period 4 < N/A?	Yes

Extension Rate:

Number of Receivables extended during current period	192
Beginning of Period Loans Outstanding	150,668
Extension Rate		0.13%
Previous Monthly Extension Rate		0.10%
Second previous Monthly Extension Rate		0.09%
Average Extension Rate		0.10%

Compliance with Extension Test? (Pass is an Average Extension Rate less than 4%)	Yes

OFFICER’S CERTIFICATION:

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Report as dated below.

OFFICERS’ CERTIFICATE

The undersigned hereby certifies that he or she is an Authorized Officer of Capital One Auto Finance, Inc. (the “Servicer”) and this Monthly Servicer Report complies with the requirements of, and is being delivered pursuant to, the Servicing Agreement dated as of August 04, 2006, as amended, by and among Capital One Auto Receivables, LLC, as Seller, the Servicer, Capital One Auto Finance 2006-B, as Issuer, and The Bank of New York, as successor Indenture Trustee.

CAPITAL ONE AUTO FINANCE, INC.
as Servicer

By:	/s/ Steve Richter
Name:	Steve Richter
Title:	Assistant Vice President
Date:	12/12/2006